Taxes Recoverable - Summary of Taxes Recoverable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Tax assets recoverable [line items]
Corporate income tax (IRPJ)	R$ 29,842		R$ 56,342
Social contribution tax (CSLL)	10,999		16,743
Social security contribution tax (INSS)	24,576		19,669
Integration program (PIS) / Social security financing (COFINS) / Social contribution tax (CSLL)	13,616		9,259
Withholding income tax (IRRF)	9,570		16,946
PIS/COFINS recoverable on acquisition of assets	24,566		13,099
Other	16,398		21,953
Total	129,567		154,011
Current	98,367	R$ 101,870	101,870
Non-current	R$ 31,200	R$ 52,141	R$ 52,141